            As filed with the U.S. Securities and Exchange Commission
                                on March 30, 2001

                    Investment Company Act File No. 811-10323

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940
                                                                             [x]

                 Credit Suisse Institutional Services Fund, Inc.
           ---------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

466 Lexington Avenue
New York, New York                                                 10017-3147
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                           (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                                Hal Liebes, Esq.
                              466 Lexington Avenue
                          New York, New York 10017-3147
            ---------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration
Statement.

Title of Securities Being Registered: Common Stock, $.001 par value per share.

The information in this Confidential Offering Memorandum is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Confidential Offering Memorandum is not an offer to sell these securities and it is not soliciting an offering to buy these securities in any state where the offer or sale is not permitted.




                       SUBJECT TO COMPLETION, DATED _______, 2001


Prospective Investor:  _____________                             Copy #:  ______



                    CONFIDENTIAL PRIVATE OFFERING MEMORANDUM
                             ________________ , 2001


                             CASH RESERVE PORTFOLIO


                 CREDIT SUISSE INSTITUTIONAL SERVICES FUND, INC.

The Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high-quality, U.S. dollar-denominated money-market instruments. The Portfolio seeks to maintain a stable $1 share price.

The Portfolio is advised by Credit Suisse Asset Management, LLC. While other institutions may purchase shares of the Portfolio, the Portfolio has been organized for use primarily for the investment and reinvestment of cash collateral on behalf of lenders that participate in Credit Suisse First Boston's
(CSFB) securities lending program.

Please read this Confidential Private Offering Memorandum (the Memorandum) carefully before investing and retain it for future reference. It contains important information about the Fund's Cash Reserve Portfolio that investors should know before investing.

A Confidential Statement of Additional Information with respect to the Fund
(SAI) with the same date has been filed with the Securities and Exchange Commission (the SEC), and is incorporated herein by reference. A copy of the SAI is available without charge by calling ___________.

A Subscription Agreement for use in subscribing to purchase shares of the Cash Reserve Portfolio (the Portfolio) accompanies this Memorandum. In order to purchase shares of the Portfolio, a prospective investor must satisfactorily complete, execute the Subscription Agreement and fax it to the Institutional Shareholder Service Center (800-___-____).

SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CREDIT SUISSE GROUP OR ANY BANKING OR DEPOSITORY INSTITUTION, AND THE SHARES ARE NOT FEDERALLY GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE U.S. GOVERNMENT, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE PORTFOLIO INTENDS TO MAINTAIN A CONSTANT $1.00 PER SHARE NET ASSET VALUE (NAV), ALTHOUGH THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.



AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THIS PORTFOLIO, NOR HAS IT PASSED UPON THE ADEQUACY OR ACCURACY OF THIS MEMORANDUM. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                            DO NOT COPY OR CIRCULATE

SHARES OF THE PORTFOLIO HAVE NOT BEEN AND WILL NOT BE REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED. THE SECURITIES DESCRIBED HEREIN ARE OFFERED PURSUANT TO AN EXEMPTION FROM THE REGISTRATION REQUIREMENTS OF THE SECURITIES ACT OF 1933, AS AMENDED, AND HAVE NOT BEEN REGISTERED WITH OR APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY OTHER REGULATORY AUTHORITY OF ANY JURISDICTION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS MEMORANDUM. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE PORTFOLIO ARE BEING OFFERED FOR INVESTMENT ONLY TO INVESTORS WHO QUALIFY AS BOTH (1) "ACCREDITED INVESTORS" AS DEFINED UNDER REGULATION D UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND (2) INSTITUTIONAL INVESTORS. SHARES OF THE PORTFOLIO ARE NOT BEING OFFERED TO INDIVIDUALS OR TO ENTITIES ORGANIZED FOR THE PURPOSE OF INVESTING ON BEHALF OF INDIVIDUALS.

INVESTORS WILL BE REQUIRED TO REPRESENT THAT THEY MEET CERTAIN FINANCIAL REQUIREMENTS AND THAT THEY ARE FAMILIAR WITH AND UNDERSTAND THE TERMS, RISKS AND MERITS OF AN INVESTMENT IN THE PORTFOLIO.

NO RESALE OF SHARES MAY BE MADE UNLESS THE SHARES ARE SUBSEQUENTLY REGISTERED UNDER THE SECURITIES ACT OR AN EXEMPTION FROM SUCH REGISTRATION IS AVAILABLE.

THIS CONFIDENTIAL PRIVATE OFFERING MEMORANDUM HAS BEEN PREPARED ON A CONFIDENTIAL BASIS SOLELY FOR THE INFORMATION OF THE RECIPIENT AND MAY NOT BE REPRODUCED, PROVIDED TO OTHERS OR USED FOR ANY OTHER PURPOSE.

NO PERSON HAS BEEN AUTHORIZED TO MAKE REPRESENTATIONS OR GIVE ANY INFORMATION WITH RESPECT TO THE SHARES, EXCEPT THE INFORMATION CONTAINED HEREIN OR IN THE FUND'S REGISTRATION STATEMENT FILED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                    CONTENTS

Key Points ................................................................    1

Investor Expenses .........................................................    3

The Portfolio in Detail ...................................................    4

More About Risk ...........................................................    6

About Your Account ........................................................    8

Buying Shares .............................................................    9

Selling Shares ............................................................   10

Other Policies ............................................................   11

For More Information ......................................................   12

                                   KEY POINTS




 Risk Factors            Goal                    Strategies
---------------------------------------------------------------------------------------------------
Credit risk              High current income     -    Invests in high-quality
Income risk              consistent with              money-market instruments:
Interest-rate risk       liquidity and
Market risk              stability of                 *    obligations issued or guaranteed
Regulatory risk          principal                         by the U.S. government, its agencies
                                                           or instrumentalities

                                                      *    bank and corporate debt obligations

                                                 -    Portfolio managers select investments
                                                      based on factors such as yield, maturity
                                                      and liquidity, within the context of their
                                                      interest-rate outlook

                                                 -    Seeks to maintain a stable share price of $1


Shares of the Portfolio are available through Credit Suisse Asset Management Securities, Inc. as the Portfolio's placement agent (the Placement Agent) primarily to lenders that participate in CSFB's securities lending program.

- A WORD ABOUT RISK

     All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

     Principal risk factors for the Portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the Portfolio. As with any mutual fund, you could lose money over any period of time.

     Investments in the Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



CREDIT RISK
     The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.



INCOME RISK
     The Portfolio's income level may decline because of falling interest rates and other market conditions. The Portfolio's yield will vary from day to day, generally reflecting changes in overall short-term interest rates. This should be an advantage when interest rates are rising, but not when rates are falling.



INTEREST-RATE RISK
     Changes in interest rates may cause a decline in the market value of an investment. With fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

     A sharp and unexpected rise in interest rates could cause the Portfolio's share price to drop below $1. However, the extremely short maturity of securities held in money-market portfolios -- a means of achieving an overall Portfolio objective of principal safety -- reduces their potential for price fluctuation.



MARKET RISK
     The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments -- including stocks and bonds, and the mutual funds that invest in them.

     Bonds and other fixed-income securities generally involve less market risk than stocks. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.



REGULATORY RISK
     Governments, agencies or other regulatory bodies may adopt or change laws or regulations that could adversely affect the issuer or market value of a portfolio security, or the Portfolio's performance.

                                INVESTOR EXPENSES




                           FEES AND PORTFOLIO EXPENSES

This table describes the fees and expenses you may bear as a shareholder of the Portfolio. Annual Portfolio operating expense figures are based on estimated expenses (before fee waivers and expense reimbursements) for the fiscal year ending December 31, 2001.





  SHAREHOLDER FEES
  (paid directly from your investment)
  Sales charge "load" on purchases ...................................      NONE

  Deferred sales charge "load" .......................................      NONE

  Sales charge "load" on reinvested distributions ....................      NONE

  Redemption fees ....................................................      NONE

  Exchange fees ......................................................      NONE

  ANNUAL PORTFOLIO OPERATING EXPENSES
  (deducted from Portfolio assets)

  Management fee .....................................................     0.10%

  Distribution and service (12b-1) fee ...............................      NONE

  Other expenses(1) ..................................................      ___%

  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES(2) .......................      ___%

----------
1 Other expenses are based on estimated amounts to be charged in the current fiscal period.


2 Portfolio service providers have voluntarily agreed to waive some of their fees and reimburse some expenses. These waivers and reimbursements are expected to reduce Portfolio expenses as follows:



                   EXPENSES AFTER WAIVERS AND REIMBURSEMENTS

  Management fee ......................................................    0.00%

  Distribution and service (12b-1) fee ................................     NONE

  Other expenses ......................................................    0.12%

  Total annual Portfolio operating expenses ...........................    0.12%





                                     EXAMPLE

This example may help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. Because it uses hypothetical conditions, your actual costs may be higher or lower.

Assume you invest $10,000, the Portfolio returns 5% annually, the expense ratio remains as listed in the first table on this page (before fee waivers and expense reimbursements or credits), and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:




                              One Year          Three Years

                              $------           $------

                             THE PORTFOLIO IN DETAIL


- THE MANAGEMENT FIRM

CREDIT SUISSE ASSET MANAGEMENT, LLC
466 Lexington Avenue
New York, NY 10017

-    Investment adviser for the Portfolio

- Responsible for managing the Portfolio's assets according to its goal and strategies

- A member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks

- Credit Suisse Asset Management companies manage approximately $94 billion in the U.S. and $228 billion globally

- Credit Suisse Asset Management has offices in 14 countries, including SEC-registered offices in New York and London; other offices (such as those in Budapest, Frankfurt, Milan, Moscow, Paris, Prague, Sydney, Tokyo, Warsaw and Zurich) are not registered with the U.S. Securities and Exchange Commission

For easier reading, Credit Suisse Asset Management, LLC will be referred to as "CSAM" or "we" throughout this Memorandum.


-    PORTFOLIO INFORMATION KEY

     A concise description of the Portfolio begins on the next page. The description provides the following information:


GOAL AND STRATEGIES
     The Portfolio's investment goal and the strategies it intends to use in pursuing that goal. Percentages of Portfolio assets are based on total assets unless indicated otherwise.


PORTFOLIO INVESTMENTS
     The primary types of securities in which the Portfolio invests. Secondary investments are described in "More About Risk."


RISK FACTORS
     The major risk factors associated with the Portfolio. Additional risk factors are included in "More About Risk."


INVESTOR EXPENSES
     Expected expenses for the 2001 fiscal period. Actual expenses may be higher or lower.


     - Management fee The fee paid to the investment adviser for providing investment advice to the Portfolio. Expressed as a percentage of average net assets after waivers.


     - Other Expenses Fees paid by the Portfolio for items such as administration, transfer agency, custody, auditing, legal, and miscellaneous expenses. Expressed as a percentage of average net assets after waivers, credits and reimbursements.

                             CASH RESERVE PORTFOLIO


-   GOAL AND STRATEGIES

     The Portfolio seeks high current income consistent with liquidity and stability of principal. To pursue this goal, it invests in high quality, U.S. dollar-denominated money-market instruments. The Portfolio seeks to maintain a stable $1 share price.

     In selecting securities, the portfolio managers may examine the relationships among yields on various types and maturities of money-market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities may be purchased to try to preserve the Portfolio's income level. Conversely, shorter maturities may be favored if rates are expected to rise.


-    PORTFOLIO INVESTMENTS

     The Portfolio invests in the following types of money-market instruments:

     - Government securities, including U.S. Treasury bills and other obligations of the U.S. government, its agencies or instrumentalities

     - U.S. and foreign bank obligations such as certificates of deposit, bankers' acceptances, time deposits, commercial paper and debt obligations

     - commercial paper and notes of other corporate issuers, including variable-rate master demand notes and other variable-rate obligations

     -    repurchase agreements

     No more than 5% of assets may be invested in securities rated in the second-highest short-term rating category (or unrated equivalents). The rest of the Portfolio's investments must be in the highest short-term rating category.

     The Portfolio maintains an average maturity of 90 days or less, and only purchases securities that have (as determined under SEC rules) remaining maturities of 397 days or less. To a limited extent, the Portfolio may also engage in other investment practices.


-    RISK FACTORS

     The Portfolio's principal risk factors are:

     -    credit risk

     -    income risk

     -    interest-rate risk

     -    market risk

     -    regulatory risk

     The Portfolio's yield will vary with changes in interest rates. If interest rates fall, your dividend income will likely decline.

     Since it is managed to maintain a constant $1 share price, the Portfolio should have little risk of principal loss. However, there is no assurance the Portfolio will avoid principal losses in the rare event that Portfolio holdings default or interest rates rise sharply in an unusually short period.

     These risks are discussed in "More About Risk." That section also details other investment practices the Portfolio may use. Please read "More About Risk" carefully before you invest.

-    INVESTOR EXPENSES

     Expected expenses for the 2001 fiscal period:

Management fee         0.00%
All other expenses     0.12%
                       ----
Total expenses         0.12%

                                 MORE ABOUT RISK


-    INTRODUCTION

     The Portfolio's goal and principal strategies largely determine its risk profile. You will find a concise description of the Portfolio's risk profile in "Key Points." The preceding discussion on the Portfolio contains more detailed information. This section discusses other risks that may affect the Portfolio.

     The "Certain Investment Practices" table in this section takes a more detailed look at certain investment practices the Portfolio may use. Some of these investment practices have higher risks associated with them. However, the Portfolio has limitations and policies designed to reduce many of the risks.


-    TYPES OF INVESTMENT RISK

     The following risks are referred to throughout this Memorandum.

     CREDIT RISK The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation. An issuer's failure to make scheduled interest or principal payments to the Portfolio could reduce the Portfolio's income level and share price.

     EXTENSION RISK An unexpected rise in interest rates may extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

     INCOME RISK The Portfolio's income level may decline because of falling interest rates.

     INFORMATION RISK Key information about an issuer, security or market may be inaccurate or unavailable.

     INTEREST-RATE RISK Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed-income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.


     LIQUIDITY RISK Certain portfolio securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. The Portfolio may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on Portfolio management or performance.

     MARKET RISK The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed-income securities generally involve less market risk than stocks. However, the risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

     PREPAYMENT RISK Securities with high stated interest rates may be prepaid prior to maturity. During periods of falling interest rates, the Portfolio would generally have to reinvest the proceeds at lower rates.

     VALUATION RISK The lack of an active trading market may make it difficult to obtain an accurate price for a portfolio security.

                          CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.


KEY TO TABLE:

Percentage represents an investment limitation as a percentage of total Portfolio assets; does not indicate actual use - Permitted without limitation; does not indicate actual use [ ] Permitted, but not expected to be used to a significant extent


BORROWING The borrowing of money from banks to meet
redemptions or for other temporary or emergency purposes. .................  10%

EURODOLLAR AND YANKEE OBLIGATIONS U.S. dollar-denominated
certificates of deposit and other obligations issued or
backed by foreign banks and foreign branches of U.S. banks
and other issuers. Credit, income, interest-rate, market,
political risks ...........................................................   -

FOREIGN SECURITIES U.S. dollar-denominated securities of
foreign issuers, including depositary receipts. Information,
liquidity, market, valuation risks ........................................   -

INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
within the four highest grades (AAA/Aaa through BBB/Baa) by
Standard & Poor's or Moody's Rating Service, and unrated
securities of comparable quality. Credit, interest-rate,
market risks ..............................................................   -

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Debt securities
backed by pools of mortgages, including passthrough
certificates and other senior classes of collateralized
mortgage obligations (CMOs), or other receivables. Credit,
extension, interest-rate, liquidity, prepayment risks. ....................   -

REPURCHASE AGREEMENTS The purchase of a security with a
commitment to resell the security back to the counterparty
at the same price plus interest.
Credit risk ...............................................................   -

RESTRICTED AND OTHER ILLIQUID SECURITIES Certain securities
with restrictions on trading, or those not actively traded.
May include private placements.
Liquidity, market, valuation risks. .......................................  10%

VARIABLE-RATE MASTER DEMAND NOTES Unsecured instruments that provide for periodic adjustments in their interest rate and
permit the indebtedness of the issuer to vary. Credit,
interest-rate, liquidity, market risks. ...................................  [ ]

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase
or sale of securities for delivery at a future date; market
value may change before delivery. Liquidity, market risks. ................  25%

ZERO-COUPON BONDS Securities that pay no cash income to
holders for either an initial period or until maturity and
are issued at a discount from maturity value. At maturity,
return comes form the difference between purchase price and
maturity value. Interest-rate, market risks. ..............................   -

                               ABOUT YOUR ACCOUNT


-   SHARE VALUATION


     The price of your shares is also referred to as their net asset value
(NAV). There is no sales charge on the purchase of shares. There is no minimum required initial investment amount. Shares of the Portfolio may be purchased in only those states where they may be lawfully sold. The Portfolio and the Placement Agent reserve the right to reject any purchase order.


     The NAV for the Portfolio is determined daily at 12:00 p.m. and at the close of regular trading on the New York Stock Exchange (NYSE) (currently 4:00 p.m. ET) each day the NYSE is open for business (a Valuation Day). NAV is calculated by dividing the total assets, less its liabilities, by the number of shares outstanding in the Portfolio.


     The Portfolio values its securities using amortized cost. This method values a portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.


-   DISTRIBUTIONS


     As an investor in the Portfolio, you will receive distributions.


     The Portfolio may earn interest from bond, money-market and other investments. These are passed along as dividend distributions. The Portfolio realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions. The Portfolio usually does not make capital-gain distributions.


     The Portfolio declares dividend distributions daily and pays them monthly. The Portfolio typically distributes capital gains, if any, annually in December.


     Distributions will be automatically reinvested in additional shares of the Portfolio.


-   TAXES


     As with any investment, you should consider how your investment in the Portfolio will be taxed. Please consult your tax professional concerning your own tax situation.

TAXES ON DISTRIBUTIONS
     As long as the Portfolio continues to meet the requirements for being a tax-qualified regulated investment company, the Portfolio pays no federal income tax on the earnings it distributes to shareholders.

     Any time you sell or exchange shares, it is considered a taxable event for you. Because the Portfolio seeks to maintain a stable $1 share price, you should not realize a taxable gain or loss when you sell shares.

     Distributions you receive from the Portfolio, whether reinvested or taken in cash, are generally considered taxable. Distributions from the Portfolio's long-term capital gains are taxed as long-term capital gains, regardless of how long you have held Portfolio shares. The Portfolio does not expect to realize long-term capital-gains or make capital-gain distributions. Distributions from other sources (including the Portfolio's short-term capital gains) are generally taxed as ordinary income.

     The Form 1099 that is mailed to you every January details your distributions and their federal tax category, including the portion taxable as long-term capital gains.

     Depending on the provisions in your state's tax law, the portion of the Portfolio's income derived from "full faith and credit" U.S. Treasury obligations may be exempt from state and local taxes. The Portfolio will indicate each year the portion of its income, if any, that may qualify for this exemption.

     If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to withholding, then the shareholder may be subject to a 31% "backup withholding" tax with respect to taxable dividends and distributions. An individual's taxpayer identification number is his social security number. Corporate shareholders and other shareholders specified in the Internal Revenue Code are or may be exempt from backup withholding. The backup withholding tax is not an additional tax and may be credited against a taxpayer's federal income tax liability.


TAXES ON TRANSACTIONS
     Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                  BUYING SHARES


-   OPENING AN ACCOUNT

     Your Subscription Agreement provides us with key information we need to set up your account correctly. Shares of the Portfolio are available primarily to institutional investors that participate in Credit Suisse First Boston's securities lending program.

     The Portfolio accepts purchase orders for shares of the Portfolio at the NAV per share of the Portfolio next determined after receipt on each Valuation Day.

     Shares of the Portfolio are issued solely in private placement transactions in accordance with Regulation D under the Securities Act of 1933, as amended. Investors in the Portfolio must qualify as both (1) "Accredited Investors" as defined under Regulation D, and (2) institutional investors.


-   BUYING AND SELLING SHARES


     The Portfolio is open on those days when the NYSE is open, typically Monday through Friday. If we receive your request in proper form and funds by wire by 12:00 p.m. ET or by the close of the NYSE (usually 4:00 p.m. ET) on a Valuation Day, your transaction will be priced at the Portfolio's NAV as of 12:00 p.m. or at that day's closing NAV, respectively. If we receive your request after that time, your transaction will be priced at the portfolio's NAV determined as of the next Valuation Day at the NAV determined at 12:00 p.m.


     It is anticipated that the majority of investors in the Portfolio will issue standing orders, effective on or before [4:00] p.m. ET of each day on which the Portfolio is open, to invest in the Portfolio cash collateral received in connection with securities lending transactions. Shares must be purchased in accordance with procedures established by CSFB and the Placement Agent in connection with customers' accounts.

 BY WIRE

     -    Complete and sign the Subscription Agreement.

     - Call our Institutional Shareholder Service Center to inform us of your intention to wire funds, and fax the signed Subscription Agreement by noon or 4:00 p.m. ET. (Your entitlement to a dividend on the day you invest depends on when we receive your Subscription Agreement and wire. See "Other Policies" below.)

     - Institutional Shareholder Services will telephone you with your account number. Please be sure to specify the account, registration account number and the Portfolio's name on your wire advice.

     -    Wire your investment for receipt by noon or 4:00 p.m. ET that day.


                          INSTITUTIONAL SERVICES CENTER
                                 800-__________
                       MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                                 SELLING SHARES



     Shareholders may redeem shares at the NAV per share on each Valuation Day. Shares in the Fund may not be transferred. It is anticipated that participants in the CSFB securities lending program will issue standing orders to CSFB to redeem shares of the Portfolio as necessary in connection with CSFB's securities lending program. Redemption requests for shares of the Portfolio transmitted to the Transfer Agent prior to 4:00 p.m. ET on each Valuation Day will be redeemed on that day at the NAV per share next determined; the redemption proceeds normally will be delivered to the shareholder's account on that day if the redemption request is received prior to 12:00 p.m.; no dividend will accrue on the day of redemption. Payments for redemptions will in any event be made within seven calendar days following receipt of the request. Within the first five Valuation Days of each month, the Portfolio pays dividends for the preceding month. Dividends will be reinvested in the Portfolio unless the shareholder requests in writing to receive cash dividends by electronic transfer. Redemption orders are processed without charge by the Portfolio.





                                 HOW TO REACH US


Institutional Services Center:
Toll Free: 800-_________
Fax: 212-__________



Overnight/Courier Service:
Boston Financial
Attn: Credit Suisse Institutional Services Fund, Inc.
66 Brooks Drive
Braintree, MA 02184


Mail:
Credit Suisse Institutional Services Fund, Inc.
P.O. Box 9030
Boston, MA 02205-9030




                                WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# ____________
Attn: Mutual Funds/Custody Dept.
Credit Suisse Institutional Services Fund, Inc.
Cash Reserve Portfolio
DDA# ______________
F/F/C: [Account Number and Registration]

                                 OTHER POLICIES

-    TRANSACTION DETAILS

     You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed. If we receive your purchase order and wire payment to purchase shares of the Portfolio before 12:00 p.m. ET, you begin to earn dividend distributions on that day. If you purchase shares after that time but before 4:00 p.m. ET, you begin to earn dividend distributions on the next day.

     Your purchase order will be canceled and you may be liable for losses of fees incurred by the Portfolio if you place a telephone order by 12:00 p.m. ET and we do not receive your wire by 4:00 p.m. ET that day.

     If you wire money without first calling our Institutional Services Center to place an order, and your wire arrives after 4:00 p.m. ET, then your order will not be executed until the next Valuation Day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

     While we monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

-    ACCOUNT CHANGES

     Call our Institutional Services Center to update your account records whenever you change your address.

     Our Institutional Services Center can also help you change your account information.


-    SPECIAL SITUATIONS

     The Credit Suisse Institutional Services Fund reserves the right to:

- make a "redemption in kind" - payment in portfolio securities rather than cash - for certain large redemption amounts that could hurt portfolio operations

-    charge a wire-redemption fee

-    refuse any purchase request

- suspend redemptions or postpone payment dates as permitted by the Investment Company Act of 1940 (such as during periods other than weekends or holidays when the NYSE is closed or trading on the NYSE is restricted, or any other time that the SEC permits).



                          INSTITUTIONAL SERVICES CENTER
                                 800-__________
                       MONDAY - FRIDAY, 8 A.M. - 6 P.M. ET

                              FOR MORE INFORMATION


     More information about the Portfolio is available free upon request, including the following:


-    ANNUAL/SEMIANNUAL
     REPORTS TO SHAREHOLDERS

     Includes financial statements, portfolio investments and detailed performance information.

     The Annual Report also contains a letter from the portfolio managers discussing market conditions and investment strategies that significantly affected Portfolio performance during its past fiscal year.


-    OTHER INFORMATION

     A current Confidential Statement of Additional Information (SAI), which provides more details about the Portfolio, is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference.

     You may visit the SEC's Internet Web site (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or electronically at publicinfo@sec.gov.

     Please contact Credit Suisse Institutional Services Fund, Inc. to obtain, without charge, the SAI and Annual and Semiannual Reports, portfolio headings and other information and to make shareholder inquiries:

BY TELEPHONE:

800-_______

BY MAIL:
Credit Suisse Institutional Services Fund, Inc.
P.O. Box 9030
Boston, MA 02205-9030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial
Attn: Credit Suisse Institutional Services Fund, Inc.
66 Brooks Drive
Braintree, MA 02184




NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE FUND'S CONFIDENTIAL PRIVATE OFFERING MEMORANDUM, ITS CONFIDENTIAL STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS CONFIDENTIAL PRIVATE OFFERING MEMORANDUM DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.


SEC file number:
Credit Suisse Institutional Services Fund, Inc.       811-___________


                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-________

The information in this Confidential Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Confidential Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                              SUBJECT TO COMPLETION

                             DATED ___________, 2000

                CONFIDENTIAL STATEMENT OF ADDITIONAL INFORMATION

                                    [ ], 2000

                 CREDIT SUISSE INSTITUTIONAL SERVICES FUND, INC.

                             CASH RESERVE PORTFOLIO

         This Confidential Statement of Additional Information provides information about Credit Suisse Institutional Services Fund, Inc. (the "Fund"), relating to the Cash Reserve Portfolio (the "Portfolio") that supplements information that is contained in the Private Offering Memorandum for the Portfolio dated [ ], 2000, as amended from time to time (the "Memorandum"), and is incorporated by reference in its entirety into that Memorandum.

         This Confidential Statement of Additional Information is not itself a prospectus and no investment in shares of the Portfolio should be made solely upon the information contained herein. Copies of the Memorandum and information regarding the Portfolio's current performance and the status of shareholder accounts may be obtained by writing or telephoning:



                 Credit Suisse Institutional Services Fund, Inc.
                                  P.O. Box 9030
                              Boston, MA 02205-9030
                                1-800-__________

                                      Contents

                                                                            Page

INVESTMENT OBJECTIVE ...................................................     1
GENERAL ................................................................     1
      Price and Portfolio Maturity .....................................     1
      Portfolio Quality and Diversification ............................     1
INVESTMENT POLICIES ....................................................     2
      Bank Obligations .................................................     2
      Variable Rate Master Demand Notes ................................     2
      Government Securities ............................................     3
      When-Issued Securities ...........................................     3
      Repurchase Agreements ............................................     4
      Reverse Repurchase Agreements and Borrowings .....................     4
OTHER INVESTMENT LIMITATIONS ...........................................     4
PORTFOLIO VALUATION ....................................................     6
PORTFOLIO TRANSACTIONS AND TURNOVER ....................................     6
MANAGEMENT OF THE FUND .................................................     7
      Officers and Board of Directors ..................................     7
      Estimated Directors' Compensation ................................    10
      Portfolio Managers ...............................................    11
      Control Persons and Principal Holders of Securities ..............    11
      Investment Adviser ...............................................    11
      Custodian and Transfer Agent .....................................    12
      Placement Agent ..................................................    12
      Organization of the Fund .........................................    13
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION .........................    13
ADDITIONAL INFORMATION CONCERNING TAXES ................................    13
      The Portfolio and Its Investments ................................    13
DETERMINATION OF YIELD .................................................    16
INDEPENDENT ACCOUNTANTS AND COUNSEL ....................................    17
FINANCIAL STATEMENT ....................................................    17
APPENDIX ...............................................................     1
      Description of Commercial Paper Ratings ..........................     1

                              INVESTMENT OBJECTIVE

         The following information supplements the discussion of the Portfolio's investment objective and policies in the Memorandum. There are no assurances that the Portfolio will achieve its investment objective.

         The investment objective of the Portfolio is to provide investors with high current income consistent with liquidity and stability of principal.

         Unless otherwise indicated, the Portfolio is permitted, but not obligated, to engage in the following investment strategies, subject to any percentage limitations set forth below.

         The Portfolio is not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future.

                                     GENERAL

         Price and Portfolio Maturity. The Portfolio invests only in securities which are purchased with and payable in U.S. dollars and which have (or, pursuant to regulations adopted by the Securities and Exchange Commission (the "SEC"), are deemed to have) remaining maturities of 397 calendar days or less at the date of purchase by the Portfolio. For this purpose, variable rate master demand notes (as described below), which are payable on demand, or, under certain conditions, at specified periodic intervals not exceeding 397 calendar days, in either case on not more than 30 days' notice, will be deemed to have remaining maturities of 397 calendar days or less. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. The Portfolio follows these policies to maintain a constant net asset value of $1.00 per share, although there is no assurance that it can do so on a continuing basis.

         Portfolio Quality and Diversification. The Portfolio will limit its investments to securities that its Board determines present minimal credit risks and which are "Eligible Securities" at the time of acquisition by the Portfolio. The term Eligible Securities includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (i) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time that the Portfolio acquires the security. The Portfolio may purchase securities that are unrated at the time of purchase that the Portfolio's investment adviser (the "Adviser") deems to be of comparable quality to rated securities that the Portfolio may purchase. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc. and IBCA Limited and its affiliate, IBCA, Inc. A discussion of the ratings categories of the NRSROs is contained in the Appendix to this Confidential Statement of Additional Information.

         The Portfolio is subject to certain credit quality, maturity and diversification requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), as operating policies. Under these policies, there are two tiers of Eligible Securities, first and second tier, based on their ratings by NRSROs or, if the securities are unrated, on determinations by the Adviser. These policies generally restrict the Portfolio from investing more than 5% of its assets in second tier securities and limit to 5% of assets the portion that may be invested in any one issuer.

                              INVESTMENT POLICIES

         Bank Obligations. The Portfolio may purchase bank obligations, including United States dollar-denominated instruments issued or supported by the credit of the United States or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. While the Portfolio will invest in obligations of foreign banks or foreign branches of United States banks only if the Adviser deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of United States banks due to differences in political, regulatory and economic systems and conditions. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. The Portfolio may also make interest-bearing savings deposits in commercial and savings banks.

         Variable Rate Master Demand Notes. The Portfolio may also purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest at any time and may resell the note at any time to a third party. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default.

         Variable rate master demand notes held by the Portfolio may have maturities of more than thirteen months, provided: (i) the Portfolio is entitled to payment of principal and accrued interest upon not more than seven days' notice and (ii) the rate of interest on such notes is adjusted automatically at periodic intervals which may extend up to thirteen months. In determining the Portfolio's average weighted portfolio maturity and whether a variable rate master demand note has a remaining maturity of thirteen months or less, each note will be deemed by the Portfolio to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount owed can be recovered through demand. In determining whether an unrated variable rate master demand note is of comparable quality at the time of purchase to instruments rated "high quality" by any major rating service or when purchasing variable rate master demand notes, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer of the note and will continuously monitor its financial condition. In addition, when necessary to ensure that a note is of "high quality," the Portfolio will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter of line of credit, guarantee or commitment to lend.

         In the event an issuer of a variable rate master demand note defaults on its payment obligation, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. However, the Portfolio will invest in such instruments only where the Adviser believes that the risk of such loss is minimal. In determining average weighted portfolio maturity, a variable rate master demand note will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand note period.

         Government Securities. Government Securities in which the Portfolio may invest include Treasury Bills, Treasury Notes and Treasury Bonds; other obligations that are supported by the full faith and credit of the United States Treasury, such as Government National Mortgage Association pass-through certificates; obligations that are supported by the right of the issuer to borrow from the Treasury, such as securities of Federal Home Loan Banks; and obligations that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

         When-Issued Securities. The Portfolio may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. The Portfolio will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. The Portfolio expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets absent unusual market conditions, and that a commitment by the Portfolio to purchase when-issued securities will generally not exceed 45 days. The Portfolio does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

         When the Portfolio agrees to purchase when-issued securities, its custodian will set aside cash or liquid securities in a segregated account equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitment. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Portfolio will set aside cash and liquid assets to satisfy its purchase commitments in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its assets.

         When the Portfolio engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         Repurchase Agreements. The Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed-upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Default by a seller, if the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, could expose the Portfolio to possible loss, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights thereto. Repurchase agreements are considered to be loans by the Portfolio under the 1940 Act. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements will be held by the Portfolio's custodian or in the Federal Reserve/Treasury book-entry system or another authorized securities depository.

         Reverse Repurchase Agreements and Borrowings. The Portfolio may borrow funds for temporary purposes and not for leverage by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed-upon date and price. At the time the Portfolio enters into such an arrangement (a "reverse repurchase agreement"), it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

                          OTHER INVESTMENT LIMITATIONS

         The investment limitations numbered 1 through 6 may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding shares. Such majority is defined as the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares. Investment limitations 7 through 10 may be changed by a vote of the Fund's Board of Directors (the "Board") at any time. If a percentage restriction (other than the percentage limitation set forth in No. 2) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Portfolio's assets will not constitute a violation of such restriction.

          The Portfolio may not:

     1. Purchase the securities of any issuer if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to securities issued or guaranteed by the United States government, its agencies or instrumentalities, and except that up to 25% of the value of the Portfolio's assets may be invested without regard to this 5% limitation.

     2. Borrow money, issue senior securities or enter into reverse repurchase agreements except for temporary or emergency purposes and not for leveraging, and then in amounts not in excess of 10% of the value of the Portfolio's assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's assets at the time of such borrowing. Whenever borrowings exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments.

     3. Purchase any securities which would cause more than 25% of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of obligations issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political sub-divisions or certificates of deposit, time deposits, savings deposits and bankers' acceptances.

     4. Make loans except that the Portfolio may lend portfolio securities, may purchase or hold debt obligations in accordance with its investment objective, policies and limitations and may enter into repurchase agreements.

     5. Underwrite any issue of securities except to the extent that the purchase of debt obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

     6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Portfolio may purchase securities issued by companies that invest in real estate or interests therein.

     7.   Write or sell puts, calls, straddles, spreads or combinations thereof.

     8. Purchase securities on margin, make short sales of securities or maintain a short position.

     9. Invest more than 10% of the value of the Portfolio 's total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations. For purposes of this limitation, repurchase agreements with maturities greater than seven days after notice by the Portfolio, variable rate master demand notes providing for settlement upon maturities longer than seven days and savings accounts which require more than seven days' notice prior to withdrawal shall be considered illiquid securities.

     10.  Invest in oil, gas or mineral leases.

                               PORTFOLIO VALUATION

         The Portfolio's securities are valued on the basis of amortized cost. Under this method, the Portfolio values a portfolio security at cost on the date of purchase and thereafter assumes a constant value of the security for purposes of determining net asset value, which normally does not change in response to fluctuating interest rates. Although the amortized cost method seems to provide certainty in portfolio valuation, it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount the Portfolio would receive if it sold the securities. In connection with amortized cost valuation, the Board has established procedures that are intended to stabilize the Portfolio's net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviations from the Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the Portfolio's average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of the Portfolio's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

         Credit Suisse Asset Management, LLC ("CSAM"), the Portfolio's investment adviser, is responsible for establishing, reviewing, and, where necessary, modifying the Portfolio's investment program to achieve its investment objective and will select specific portfolio investments and effect transactions for the Portfolio. Purchases and sales of portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with dealers who specialize in money market instruments. CSAM seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, CSAM may, in its discretion, effect transactions in portfolio securities with dealers who provide the Portfolio with research advice or other services.

         Investment decisions for the Portfolio concerning specific portfolio securities are made independently from those for other clients advised by CSAM. Such other investment clients may invest in the same securities as the Portfolio. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price, and available investments allocated as to amount, in a manner which CSAM believes to be equitable to each client, including the Portfolio. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained or sold for the Portfolio. To the extent permitted by law, CSAM may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for such other investment clients in order to obtain best execution.

         In no instance will portfolio securities be purchased from or sold to CSAM, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") or Credit Suisse First Boston ("CS First Boston") or any affiliated person of such companies, except pursuant to an exemption received from the SEC. In addition, the Portfolio will not give preference to any institutions with whom the Fund on behalf of the Portfolio enters into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

         The Portfolio does not intend to seek profits through short-term trading. The Portfolio's annual portfolio turnover will be relatively high but its portfolio turnover is not expected to have a material effect on its net income. Portfolio turnover is expected to be zero for regulatory reporting purposes.

                             MANAGEMENT OF THE FUND

         Officers and Board of Directors

         The business and affairs of the Fund are managed by the Board of Directors in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. Under the Fund's Charter, the Board may classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without shareholder approval, may increase the number of authorized shares of the Fund.

         The names (and ages) of the Fund's Directors and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Richard H. Francis (68)                Director
40 Grosvenor Road                      Currently retired; Executive Vice
Short Hills, New Jersey 07078          President and Chief Financial Officer of
                                       Pan Am Corporation and Pan American World
                                       Airways, Inc. from 1988 to 1991; Director
                                       of The Infinity Mutual Funds, BISYS Group
                                       Incorporated; Director/Trustee of other
                                       CSAM-advised investment companies.

Jack W. Fritz (73)                     Director
2425 North Fish Creek Road             Private investor; Consultant and
P.O. Box 1287                          Director of Fritz Broadcasting, Inc. and
Wilson, Wyoming 83014                  Fritz Communications (developers and
                                       operators of radio stations) since 1987;
                                       Director/Trustee of other CSAM-advised
                                       investment companies.

Jeffrey E. Garten (53)                 Director
Yale School of Management              Dean of Yale School of Management and
56 Hillhouse Avenue                    William S. Beinecke Professor in the
New Haven, Connecticut 06520-8200      Practice of International Trade and
                                       Finance; Undersecretary of Commerce for
                                       International Trade from November 1993 to
                                       October 1995; Professor at Columbia
                                       University from September 1992 to
                                       November 1993; Director of Aetna, Inc.;
                                       Director of Calpine Energy Corporation;
                                       Director/Trustee of other CSAM-advised
                                       investment companies.

James S. Pasman, Jr. (69)              Director
29 The Trillium                        Currently retired; President and Chief
Pittsburgh, Pennsylvania 15238         Operating Officer of National
                                       InterGroup, Inc. from April 1989 to
                                       March 1991; Chairman of Permian Oil Co.
                                       from April 1989 to March 1991; Director
                                       of Education Management Corp., Tyco
                                       International Ltd.; Trustee, BT
                                       Insurance Funds Trust; Director/Trustee
                                       of other CSAM-advised investment
                                       companies.

William W. Priest* (58)                Chairman of the Board
466 Lexington Avenue                   Chairman- Management Committee, Chairman
New York, New York 10017               since 2000, Managing Director of CSAM
                                       since 1990, Chief Executive Officer of
                                       CSAM from 1990 to 2000; Director/Trustee
                                       of other CSAM-advised investment
                                       companies.

Steven N. Rappaport (51)               Director
40 East 52nd Street,                   President of Loanet, Inc. (on-line
New York, New York 10022               accounting service) since 1997;
                                       Executive Vice President of Loanet, Inc.
                                       from 1994 to 1997; Director, President,
                                       North American Operations, and former
                                       Executive Vice President from 1992 to
                                       1993 of Worldwide Operations of Metallurg
                                       Inc.; Executive Vice President, Telerate,
                                       Inc. from 1987 to 1992; Partner in the
                                       law firm of Hartman & Craven until 1987;
                                       Director/Trustee of other Warburg Pincus
                                       Funds and other CSAM-advised investment
                                       companies.

----------
* Indicates a Director who is an "interested person" of the Fund as defined in the 1940 Act.

Eugene L. Podsiadlo (42)               President
466 Lexington Avenue                   Managing Director of CSAM; Associated
New York, New York 10017               with CSAM since Credit Suisse acquired
                                       the Funds' predecessor adviser in July
                                       1999; with the predecessor adviser since
                                       1991; Vice President of Citibank, N.A.
                                       from 1987 to 1991; Officer of CSAMSI and
                                       of other CSAM-advised investment
                                       companies.

Hal Liebes, Esq. (35)                  Vice President and Secretary
466 Lexington Avenue                   Managing Director and General Counsel of
New York, New York 10017               CSAM; Associated with Lehman Brothers,
                                       Inc. from 1996 to 1997; Associated with
                                       CSAM from 1995 to 1996; Associated with
                                       CS First Boston Investment Management
                                       from 1994 to 1995; Associated with
                                       Division of Enforcement, U.S. Securities
                                       and Exchange Commission from 1991 to
                                       1994; Officer of CSAMSI and other
                                       CSAM-advised investment companies.

Michael A. Pignataro (40)              Treasurer and Chief Financial Officer
466 Lexington Avenue                   Vice President and Director of Fund
New York, New York 10017               Administration of CSAM; Associated with
                                       CSAM since 1984; Officer of other
                                       CSAM-advised investment companies.

Stuart J. Cohen, Esq. (31)             Assistant Secretary
466 Lexington Avenue                   Vice President and Legal Counsel of
New York, New York 10017               CSAM; Associated with CSAM since Credit
                                       Suisse acquired the Funds' predecessor
                                       adviser in July 1999; with the
                                       predecessor adviser since 1997;
                                       Associated with the law firm of Gordon
                                       Altman Butowsky Weitzen Shalov & Wein
                                       from 1995 to 1997; Officer of other
                                       CSAM-advised investment companies.

Rocco A. DelGuercio (37)               Assistant Treasurer
466 Lexington Avenue                   Assistant Vice President and
New York, New York 10017               Administrative Officer of CSAM;
                                       Associated with CSAM since June 1996;
                                       Assistant Treasurer, Bankers Trust Corp.
                                       -- Fund Administration from March 1994 to
                                       June 1996; Officer of other CSAM-advised
                                       investment companies.

         No employee of CSAM or CSAMSI, or any of their affiliates receives any compensation from the Fund for acting as an officer or director of the Fund. Each Director who is not a director, trustee, officer or employee of CSAM or CSAMSI, or any of their affiliates receives the following annual and per-meeting fees:

                                                     FEE FOR EACH AUDIT
    ANNUAL FEE AS          FEE FOR EACH BOARD         COMMITTEE MEETING
      DIRECTOR              MEETING ATTENDED               ATTENDED
--------------------------------------------------------------------------------
        $750                     $250                       $250*

----------
* The Chairman of the Audit Committee receives $325 for each Audit Committee Meeting attended.


         Each Director is reimbursed for expenses incurred in connection with his attendance at Board meetings.


                        Estimated Directors' Compensation

                                                   Total Compensation
                             Compensation from     from all Investment
Name of Director                 the Fund          Companies in Fund Complex(1)
--------------------------------------------------------------------------------
William W. Priest(2)               None                   None

Richard H. Francis                 $2,500            [$_______]

Jack W. Fritz                      $2,500            [$_______]

Jeffrey E. Garten                  $2,500            [$_______]

James S. Pasman, Jr.               $2,500            [$_______]

Steven N. Rappaport                $2,500            [$_______]

                                                   Total Compensation
                             Compensation from     from all Investment
Name of Director                 the Fund          Companies in Fund Complex(1)
--------------------------------------------------------------------------------


----------

1 Each Director serves as a Director or Trustee of [45] investment companies and portfolios for which CSAM serves as investment adviser ("Fund Complex"), except for Mr. Garten, who serves as Director or Trustee of [24] investment companies and portfolios in the Fund Complex.

2 Mr. Priest receives compensation as an affiliate of CSAM, and, accordingly, receives no compensation from any Fund or any other investment company advised by CSAM.

         Portfolio Managers

         Jose A. ("Tony") Rodriguez, a Director of CSAM, is responsible for the management of investment-grade corporate debt. He joined CSAM in 1999 from Prudential Investments, where he was a Managing Director and senior portfolio manager for high-grade corporate bonds. Previously, he managed funds investing in high-grade corporates, high yield, dollar-denominated emerging market debt and money market instruments at Prudential; and managed short-term investment portfolios and all securities lending activities at General Electric Investment Corporation. Mr. Rodriguez holds a B.A. in Economics from Lafayette College and an M.B.A. in Finance from New York University's Stern School of Business. He is fluent in Spanish.

         Control Persons and Principal Holders of Securities

         [CREDIT SUISSE ASSET MANAGEMENT INTERNATIONAL, AN AFFILIATE OF CSAM, WILL HOLD ALL OF THE SHARES OF THE PORTFOLIO ON THE DATE THE FUND'S REGISTRATION STATEMENT BECOMES EFFECTIVE.]

         Investment Adviser

         CSAM, located at 466 Lexington Avenue, New York, New York 10017, serves as investment adviser to the Portfolio pursuant to a written agreement (the "Advisory Agreement"). CSAM is an indirect wholly-owned U.S. subsidiary of Credit Suisse ("Credit Suisse"). Credit Suisse is a global financial services company, providing a comprehensive range of banking and insurance products. Active on every continent and in all major financial centers, Credit Suisse comprises five business units -- Credit Suisse Asset Management (asset management); Credit Suisse First Boston (investment banking); Credit Suisse Private Banking (private banking); Credit Suisse (retail banking); and Winterthur (insurance). Credit Suisse has approximately $[737.5] billion of global assets under management and employs approximately [63,000] people worldwide. The principal business address of Credit Suisse is Paradeplatz 8, CH 8070, Zurich, Switzerland.

         CSAM, subject to the control of the Fund's officers and the Board, manages the investment and reinvestment of the assets of the Portfolio in accordance with the Portfolio's investment objective and stated investment policies. CSAM makes investment decisions for the

Portfolio and places orders to purchase or sell securities on behalf of the Portfolio. CSAM also employs a support staff of management personnel to provide services to the Fund and furnishes the Fund with office space, furnishings and equipment.

         For the services provided pursuant to the Advisory Agreement, CSAM is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.10% of the value of the Portfolio's average daily net assets. CSAM may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be paid by the Portfolio.

         Custodian and Transfer Agent

         Brown Brothers Harriman & Co. ("BBH") acts as the custodian for the Portfolio pursuant to a Custodian Agreement (the "Custodian Agreement"). Under the Custodian Agreements, BBH (a) maintains a separate account or accounts in the name of the Portfolio, (b) holds and transfers portfolio securities on account of the Portfolio, (c) accepts receipts and makes disbursements of money on behalf of the Portfolio, (d) collects and receives all income and other payments and distributions on account of the Portfolio's portfolio securities, and (e) makes periodic reports to the Board of Directors concerning the Portfolio operations. BBH is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolio, provided that BBH remains responsible for the performance of all its duties under the Custodian Agreement and hold the Portfolio harmless from the negligent acts and omissions of any sub-custodian. For its services to the Portfolio under the Custodian Agreement, BBH receives a fee which is calculated based upon the average daily market value of the Portfolio's assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Portfolio.

         State Street Bank and Trust Company ("State Street") has agreed to serve as the portfolio's shareholder servicing, transfer and dividend disbursing agent pursuant to a transfer agency and service agreement, under which State Street (i) issues and redeems shares of the portfolio, (ii) addresses and mails all communications by the portfolio to record owners of the portfolio shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts, and (iv) makes periodic reports to the Board concerning the transfer agent's operations with respect to the portfolio. State Street has delegated to Boston Financial Data Services, Inc. ("BFDS"), a 50% owned subsidiary, responsibility for most shareholder servicing functions. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110. BFDS'S principal business address is 2 Heritage Drive, Boston, Massachusetts 02171.

         Placement Agent

         Credit Suisse Asset Management Securities, Inc. serves as placement agent for shares of the Portfolio. CSAMSI's principal business address is 466 Lexington Avenue, New York, New York 10017.

         Organization of the Fund

         The Portfolio is a portfolio of an open-end series investment company, the Fund, which has one class of common stock outstanding. The Fund was incorporated on December 6, 2000 under the laws of the State of Maryland under the name of Credit Suisse Institutional Services Fund, Inc. The Fund's charter authorizes the Board of Directors to issue three billion full and fractional shares of capital stock, par value $.0001 per share. Shares of one series have been classified, which constitutes the interests in the Portfolio.

         The Portfolio is a diversified, open-end management investment company.

         All shareholders of the Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect all Directors. Shares are transferable but have no preemptive, conversion or subscription rights.

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Portfolio has elected to be governed by Rule 18f-1 under the 1940 Act as a result of which the Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

         ADDITIONAL INFORMATION CONCERNING TAXES

         The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares in the Portfolio. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the Portfolio. The summary is based on the laws in effect on the date of this Confidential Statement of Additional Information and existing judicial and administrative interpretations thereof, both of which are subject to change.

         The Portfolio and Its Investments

         The Portfolio intends to continue to qualify as a regulated investment company during each taxable year under Part I of Subchapter M of the Code. To so qualify, the Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

         As a regulated investment company, the Portfolio will not be subject to United States federal income tax on its investment company taxable income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net realized capital gains")) or on its net realized capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income, plus or minus certain other adjustments as specified in the Code, is distributed to its shareholders, but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Any dividend declared by the Portfolio in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Portfolio not later than such December 31, provided that such dividend is actually paid by the Portfolio during January of the following calendar year.

         The Portfolio intends to declare dividend distributions daily and pay them monthly. The Board will determine annually whether to distribute any net realized capital gains. The Portfolio currently expects to distribute any such excess annually to its shareholders. However, if the Portfolio retains for investment an amount equal to all or a portion of its net realized capital gains, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Portfolio will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Portfolio on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their tax liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in their income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Portfolio upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

         The Code imposes a 4% nondeductible excise tax on the Portfolio to the extent the Portfolio does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gains retained by the Portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or over distribution, as the case may be, from the previous year. The Portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

         Although the Portfolio expects to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Portfolio's income which is treated as earned in any such state or locality could be subject to state and local tax. Any taxes paid by the Portfolio would reduce the amount of income and gains available for distribution to shareholders.

         If, in any taxable year, the Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In addition, in the event of a failure to qualify, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains or tax-exempt interest income. If the Portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Portfolio failed to qualify as a regulated investment company for a period greater than one taxable year, the Portfolio may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

         Investors in the Portfolio should be aware that it is possible that some portion of the Portfolio's income from investments in obligations of foreign banks could become subject to foreign taxes.

         While the Portfolio does not expect to realize net realized capital gains, any such realized gains will be distributed as described in the Memorandum. Such distributions ("capital gain dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Portfolio shares, and will be designated as capital gain dividends in a written notice mailed by the Portfolio to shareholders after the close of the Portfolio's taxable year. Gain or loss, if any, recognized on the sale or other disposition of shares of the Portfolio will be taxed as capital gain or loss if the shares are capital assets in the shareholder's hands. Generally, a shareholder's gain or loss will be a long-term gain or loss if the shares have been held for more than one year. If a shareholder sells or otherwise disposes of a share of the Portfolio before holding it for more than six months, any loss on the sale or other disposition of such share shall be treated as a long-term capital loss to the extent of any capital gain dividends received by the shareholder with respect to such share.

         A shareholder of the Portfolio receiving dividends or distributions in additional shares should be treated for federal income tax purposes as receiving a distribution in an amount equal to the amount of money that a shareholder receiving cash dividends or distributions receives, and should have a cost basis in the shares received equal to that amount.

         Each shareholder of the Portfolio will receive an annual statement as to the federal income tax status of his dividends and distributions from the Portfolio for the prior calendar year. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Portfolio's taxable year regarding the federal income tax status of certain dividends and distributions that were paid (or that are treated as having been paid) by the Portfolio to its shareholders during the preceding year.

         If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he has provided a correct taxpayer identification number and that he is not subject to withholding, then the shareholder may be subject to a 31% "backup withholding" tax with respect to taxable dividends and distributions. An individual's taxpayer identification number is his social security number. Corporate shareholders and other shareholders specified in the Code are or may be exempt from backup withholding. The backup withholding tax is not an additional tax and may be credited against a taxpayer's federal income tax liability.

             THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL TAX
           CONSEQUENCES AFFECTING THE PORTFOLIO AND ITS SHAREHOLDERS.
        SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH
            RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN
                          INVESTMENT IN THE PORTFOLIO.

                             DETERMINATION OF YIELD

         From time to time, the Portfolio may quote its yield and effective yield, in advertisements or in reports and other communications to shareholders. The Portfolio's seven-day yield is calculated by (i) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (ii) dividing the net change by the value of the account at the beginning of the period to obtain the base period return and (iii) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. The Portfolio's seven-day compound effective annualized yield is calculated by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

         The Portfolio's yield will vary from time to time depending upon market conditions, the composition of the Portfolio and operating expenses allocable to it. Yield information may be useful in reviewing the Fund's performance and for providing a basis for comparison with other investment alternatives. However, the Portfolio's yield will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time. In comparing the Portfolio's yield with that of other money market funds, investors should give consideration to the quality and maturity of the portfolio securities of the respective funds.

                       INDEPENDENT ACCOUNTANTS AND COUNSEL

          PriceWaterhouseCoopers LLP ("PWC"), with principal offices at Two Commerce Square 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent accountants for the Fund. The financial statement that is incorporated by reference into this Confidential Statement of Additional Information have been audited by PWC and have been incorporated by reference herein in reliance upon the report of such firm of independent accountants given upon their authority as experts in accounting and auditing.

         Willkie Farr & Gallagher serves as counsel for the Fund and provides legal services from time to time for CSAM and CSAMSI.

                               FINANCIAL STATEMENT

         The Portfolio's financial statement follows the Report of Independent Accountants.

                                    APPENDIX

         Description of Commercial Paper Ratings

         Commercial paper rated A-1 by Standard & Poor's Ratings Services ("S&P") indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investor Services, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Short term obligations, including commercial paper, rated A1 + by IBCA are obligations supported by the highest capacity for timely repayment. Obligations rated A1 have a very strong capacity for timely repayment. Obligations rated A2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

         Fitch Investors Services, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

         Duff & Phelps, Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

                                     PART C
                                OTHER INFORMATION

Item 23.
Exhibits
Exhibit No.                           Description of Exhibit
----------                            ----------------------
      a(1)        Articles of Incorporation.(1)

      b(1)        By-Laws. (1)

      c           Registrant's Form of Stock Certificates. (2)

      d           Form of Investment Advisory Agreement. (2)

      e(1)        Form of Placement Agent Agreement. (2)

      f           Not applicable.

      g(1)        Custodian Agreement with Brown Brothers Harriman & Co. (2)

      h(1)        Transfer Agency and Service Agreement. (2)

      (2)         Form of Co-Administration Agreement with Credit Suisse Asset
                  Management Securities, Inc. (2)

      (3)         Form of Co-Administration Agreement with PFPC Inc. (2)

      (4)         Fee Agreement with PFPC Inc. (2)

      i(1) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund. (2)

      (2)         Opinion and Consent of Venable, Baetjer and Howard, LLP,
                  Maryland counsel to the Fund. (2)

      j(1)        Consent of PricewaterhouseCoopers LLP, Independent
                  Accountants. (2)

      (2)         Powers of Attorney. (3)

--------

1    Filed herewith.

2    To be filed by later amendment.

3 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Global New Technologies Fund, Inc. filed on December 14, 2000 (Securities Act File No. 333-38124).

      k           Not Applicable.

      l           Form of Purchase Agreement. (2)

      m           Not Applicable.

      n(1)        Form of 18f-3 Plan. (2)

      o           Not applicable.

      p(1)        Form of Code of Ethics.(4)

Item 24. Persons Controlled by or Under Common Control with Registrant

         From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC") may be deemed to control the Fund and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has three wholly-owned subsidiaries: Warburg, Pincus Asset Management International, Inc. a Delaware corporation; Warburg, Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25. Indemnification

         Registrant, officers and directors of CSAM, LLC, of Credit Suisse Asset Management Securities, Inc. ("CSAM Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. These policies provide insurance for any "Wrongful Act" of an officer, director or trustee. Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, director or trustee in connection with the operation of Registrant. Insurance coverage does not extend to (a) conflicts of interest or gain in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions. Insofar as it related to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

         Under Article VIII of the Articles of Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by Maryland law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not

----------
4 Incorporated by reference to the Registration Statement on N-14 of Warburg, Pincus Fixed Income Fund, Inc., filed on December 27, 2000 (Securities Act File No. 333-52816).

such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Director to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

         Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

         Article V of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law and the 1940 Act, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office

Item 26. Business and Other Connections of Investment Adviser


         CSAM, LLC acts as investment adviser to the Registrant. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

Item 27. Principal Underwriter/Placement Agent

         (a) CSAM Securities acts as placement agent for Registrant, and principal underwriter for Credit Suisse Institutional High Yield Fund; Credit Suisse Institutional International Growth Fund; Credit Suisse Institutional
U.S. Core Equity Fund; Credit Suisse Institutional U.S. Core Fixed Income Fund; Credit Suisse Warburg Pincus Capital Funds; Credit Suisse Warburg Pincus Opportunity Funds; Credit Suisse Warburg Pincus Select Funds; Credit Suisse Warburg Pincus Global Financial Services Fund, Credit Suisse Warburg Pincus Global New Technologies Fund, Credit Suisse Warburg Pincus/CSFB Technology Index Fund, Credit Suisse Warburg Pincus Aggressive Growth Fund, Credit Suisse Institutional Fund, Credit Suisse Warburg Pincus Balanced Fund; Credit Suisse Warburg Pincus Capital Appreciation Fund; Credit Suisse Warburg Pincus Cash Reserve Fund; Credit Suisse Warburg Pincus Central & Eastern Europe Fund;
Credit Suisse Warburg Pincus Emerging Growth Fund; Credit Suisse Warburg Pincus Emerging Markets Fund; Credit Suisse Warburg Pincus European Equity Fund;
Credit Suisse Warburg Pincus Fixed Income Fund; Credit Suisse Warburg Pincus Focus Fund; Credit Suisse Warburg Pincus Global Fixed Income Fund; Credit
Suisse Warburg Pincus Global Health Sciences Fund; Credit Suisse Warburg Pincus Global Post-Venture Capital Fund; Credit Suisse Warburg Pincus Global Telecommunications Fund; Credit Suisse Warburg Pincus Intermediate Maturity Government Fund; Credit Suisse Warburg Pincus International Equity Fund; Credit Suisse Warburg Pincus International Small Company Fund; Credit Suisse Warburg Pincus Japan Growth Fund; Credit Suisse Warburg Pincus Japan Small Company
Fund; Credit Suisse Warburg Pincus Long-Short Market Neutral Fund; Credit
Suisse Warburg Pincus Major Foreign Markets Fund; Credit Suisse Warburg Pincus Municipal Bond Fund; Credit Suisse Warburg Pincus New York Intermediate Municipal Fund; Credit Suisse Warburg Pincus New York Tax Exempt Fund; Credit Suisse Warburg Pincus Small Company Growth Fund; Credit Suisse Warburg Pincus Small Company Value II Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Credit Suisse Warburg Pincus Value II Fund; Credit Suisse Warburg Pincus WorldPerks Money Market Fund and Credit Suisse Warburg Pincus WorldPerks Tax Free Money Market Fund.

New Technologies Fund; Warburg Pincus/CSFB Technology Index Fund; Warburg Pincus Aggressive Growth Fund; Credit Suisse Institutional Fund; Warburg Pincus Value Fund; Warburg Pincus Balanced Fund; Credit Suisse Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Focus Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Health Sciences Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Credit Suisse Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value II Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus Value II Fund; Credit Suisse Warburg Pincus WorldPerks Money Market Fund and Credit Suisse Warburg Pincus WorldPerks Tax Free Money Market Fund.

         (b) For information relating to each director, officer or partner of CSAM Securities, reference is made to Form BD (SEC File No. 8-32482) filed by CSAM Securities, under the Securities Exchange Act of 1934.

         (b) None.

Item 28.    Location of Accounts and Records

            1.    Credit Suisse Institutional Services Fund, Inc.
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (Fund's Articles of Incorporation, By-Laws and minute books)

            2.    Credit Suisse Asset Management, LLC
                  466 Lexington Avenue
                  New York, New York  10017-3147
                  (records relating to its functions as
                  investment adviser)

            3.    PFPC Inc.
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809
                  (records relating to its functions as
                  co-administrator)

            4.    Credit Suisse Asset Management Securities, Inc.
                  466 Lexington Avenue
                  New York, New York 10017-3147
                  (records relating to its functions as
                  co-administrator and placement agent)

            5.    State Street Bank and Trust Company
                  225 Franklin Street
                  Boston, Massachusetts  02110
                  (records relating to its functions as transfer agent and dividend disbursing agent)

            6.    Boston Financial Data Services, Inc.
                  2 Heritage Drive
                  North Quincy, Massachusetts 02171
                  (records relating to its functions as transfer agent and dividend disbursing agent)

            7.    Brown Brothers Harriman & Co.
                  40 Water Street
                  Boston, Massachusetts 02109
                  (records relating to its functions as custodian)

Item 29. Management Services.


         Not applicable.

Item 30. Undertakings.


         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 30th day of March 2001.

                                    CREDIT SUISSE INSTITUTIONAL
                                    SERVICES
                                    FUND, INC. (Registrant)

                                    By:  /s/James P. McCaughan
                                         ---------------------
                                        James P. McCaughan
                                        Chairman (Chief Executive
                                        Officer)

                                INDEX TO EXHIBITS

   Exhibit No.                        Description of Exhibit
   -----------                        ----------------------
      a(1)                          Articles of Incorporation.
      b(1)                            By-laws.